Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future lease commitments
2019 (July 1 to December 31)	$15,117
Thereafter	—
Total future lease payments	$15,117

2019	$30,234
Thereafter	—
Total future lease payments	$30,234